TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Tax Liabilities [abstract]
Schedule of Taxes Liabilities

	2024	2023
Income tax	39,735,356	441,351
Value added tax	4,186,369	2,999,727
Turnover tax	1,694,556	1,845,823
Other taxes	1,228,399	1,139,392
Total	46,844,680	6,426,293